Acquisitions (Notes)	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Acquisitions
ACQUISITIONS

Martinez Marine Terminal Acquisition

Effective April 1, 2012, we entered into the Martinez Marine Terminal Acquisition with Tesoro and TLGP. The Martinez Marine Terminal Acquisition was made in exchange for consideration of $75.0 million, comprised of $67.5 million in cash financed with borrowings under our amended revolving credit facility (the "Amended Revolving Credit Facility") and the issuance of equity with a fair value of $7.5 million. The equity is comprised of 206,362 common units, representing an approximate 1% limited partner interest in the Partnership, and 4,212 general partner units. The Martinez crude oil marine terminal assets included in the Martinez Marine Terminal Acquisition include a single-berth dock, which has an estimated throughput capacity of approximately 145,000 barrels per day ("bpd"), five associated crude oil storage tanks with a combined capacity of 425,000 barrels, five short-haul pipelines and two firewater tanks with 48,000 barrels of shell capacity.

The single-berth dock and related leasehold improvements are situated on an offshore parcel of land that is currently being leased by TRMC from the California State Lands Commission under a term lease (the "Martinez Terminal Lease"). The Martinez Terminal Lease, related leasehold improvements and the short-haul pipelines will be legally transferred to TLLP when the Martinez Terminal Lease is renewed and extended, and the transfer is approved by the California State Lands Commission. We consider our acquisition date to be April 1, 2012, which is the date we commenced operating the Martinez Crude Oil Marine Terminal under the agreements between the Partnership and Tesoro.

Martinez Terminal Use and Throughput Agreement. The Partnership entered into a 10-year use and throughput agreement with Tesoro in connection with the Martinez Marine Terminal Acquisition, effective April 1, 2012, which obligates Tesoro to transport an average of at least 65,000 bpd of crude oil per month at a throughput and tankage fee of $0.55 per barrel. An excess volume throughput fee of $0.10 per barrel will be charged for monthly average volumes in excess of 70,000 bpd. In addition, Tesoro will pay a $30,000 per month fee for unlimited use of the refined products pipeline from Tesoro's Martinez refinery to a third-party terminal. The fees under the agreement are indexed for inflation and the agreement gives Tesoro the option to renew for two five-year terms.

Long Beach Assets Acquisition

Effective September 14, 2012, we purchased the Long Beach Assets from Tesoro in exchange for total consideration of $210.0 million, comprised of $189.0 million in cash and the remaining $21.0 million in partnership units. The equity is comprised of 462,825 common units, representing an approximate 1% limited partner interest in the Partnership, and 9,446 general partner units.

The Long Beach marine terminal includes a wharf with a two-vessel berth dock that receives and loads crude oil, intermediate feedstocks and refined products, six storage tanks with a combined capacity of 235,000 barrels and three related short-haul pipelines that connect our Long Beach marine terminal to Tesoro's Wilmington refinery (the "Wilmington Refinery"). The LA short-haul pipelines consist of two short-haul pipelines that transport refined products from the Wilmington Refinery to other third-party facilities and one short-haul pipeline that is currently leased to a third party. The total throughput capacity for the Long Beach marine terminal is estimated to be approximately 200,000 bpd, and the aggregate short-haul pipeline throughput capacity is estimated to be approximately 70,000 bpd. TRMC currently leases the Long Beach marine terminal from the City of Long Beach.

Long Beach Terminal Operating Agreement. The Partnership entered into an operating agreement (the "Operating Agreement") with Tesoro, effective September 14, 2012, which governs the Partnership's operation of the Long Beach marine terminal on behalf of Tesoro beginning on September 14, 2012 until the later of the date of the: (i) assignment or sublease of the Long Beach terminal lease; or (ii) Partnership's issuance of the Certificate of Financial Responsibility to the California Department of Fish and Game. Under the Operating Agreement, Tesoro will be subject to the same throughput commitments and fees as outlined below in the Long Beach Berth Access, Use and Throughput Agreement.

Long Beach Berth Access, Use and Throughput Agreement. The Partnership entered into a 10-year berth access, use and throughput agreement with Tesoro in connection with the Long Beach Assets Acquisition, to be effective on the date of the assignment or sublease of the Long Beach terminal lease (the "Commencement Date"). The agreement obligates Tesoro to transport an average of at least 50,000 bpd of crude oil per month across the berth at a throughput fee of $0.40 per barrel. Tesoro is also obligated to throughput (i) an average volume of 30,000 bpd of crude oil and refined products between the Long Beach marine terminal and the Wilmington Refinery, each at a fee of $0.10 per barrel, from the Commencement Date through December 31, 2014 and (ii) an average volume of 50,000 bpd of crude oil and refined products per month between the Long Beach marine terminal and the Wilmington Refinery from January 1, 2015 through the termination of the agreement, each at a fee of $0.10 per barrel. Tesoro is subject to (i) a $0.15 per barrel use fee for marine vapor recovery throughput at the Long Beach marine terminal and (ii) a $0.70 per barrel storage and transportation fee based on shell capacity of 235,000 barrels for the use of the six storage tanks.

Transportation Services Agreement (LA short-haul pipelines). The Partnership entered into a 10-year transportation services agreement with Tesoro in connection with the Long Beach Assets Acquisition, under which Tesoro is obligated to throughput an average of at least 15,000 bpd per month of refined petroleum product at a throughput fee of $0.15 per barrel.

The fees under the berth access, use and throughput agreement and the transportation services agreement are indexed for inflation, and the agreements give Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

If Tesoro fails to transport aggregate volumes under the agreements in connection with the Martinez Marine Terminal Acquisition or the Long Beach Assets Acquisition equal to its minimum throughput commitment during any calendar month, Tesoro will owe the Partnership a shortfall payment equal to the volume of the shortfall multiplied by the throughput and tankage fee. The amount of any shortfall payment paid by Tesoro will be credited against any amounts owed by Tesoro for the transportation of volumes in excess of its minimum throughput commitment during any of the succeeding three months after the shortfall occurs.

Tesoro retained any current assets, current liabilities and environmental liabilities related to the Martinez Crude Oil Marine Terminal and Long Beach Assets as of the dates of each acquisition. The only historical balance sheet item that transferred to the Partnership in the acquisitions was property, plant and equipment, which was recorded by TLLP at historical cost of $38.1 million as of April 1, 2012 for the Martinez Crude Oil Marine Terminal and $22.3 million as of September 14, 2012 for the Long Beach Assets.

See Note D for information regarding amendments to other agreements with related parties in connection with the Martinez Marine Terminal Acquisition and the Long Beach Assets Acquisition.

Financial Results

Our historical financial statements have been retrospectively adjusted to reflect the results of operations, financial position, cash flows and equity attributable to the Martinez Crude Oil Marine Terminal and the Long Beach Assets as if we owned the assets for all periods presented. The results of the Martinez Crude Oil Marine Terminal and the Long Beach Assets are included in the Terminalling, Transportation and Storage segment.

The results of the Martinez Crude Oil Marine Terminal and Long Beach Assets operations have been included in the Martinez Crude Oil Marine Terminal (Predecessor) results and Long Beach Assets (Predecessor) results, respectively, in the tables below.

Statement of Combined Consolidated Operations for the Year Ended December 31, 2011

	Tesoro Logistics LP (As previously reported)	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$77,443	$—	$—	$77,443
Third-party	3,503	—	6,391	9,894
Total Revenues	80,946	—	6,391	87,337
COSTS AND EXPENSES
Operating and maintenance expenses	35,321	6,079	5,749	47,149
Depreciation and amortization expenses	8,078	2,049	1,150	11,277
General and administrative expenses	7,990	394	392	8,776
Loss on asset disposals	1	25	—	26
Total Costs and Expenses	51,390	8,547	7,291	67,228
OPERATING INCOME (LOSS)	29,556	(8,547)	(900)	20,109
Interest and financing costs, net	(1,610)	—	—	(1,610)
NET INCOME (LOSS)	27,946	(8,547)	(900)	18,499
Less: Loss attributable to Predecessors	(6,622)	(8,547)	(900)	(16,069)
Net income attributable to partners	$34,568	$—	$—	$34,568

Statement of Combined Operations for the Year Ended December 31, 2010 (Predecessors)

	Tesoro Logistics LP (As previously reported)	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$19,477	$—	$—	$19,477
Third-party	3,823	—	5,757	9,580
Total Revenues	23,300	—	5,757	29,057
COSTS AND EXPENSES
Operating and maintenance expenses	32,460	8,493	6,074	47,027
Depreciation and amortization expenses	8,006	2,050	1,177	11,233
General and administrative expenses	3,198	380	390	3,968
Loss on asset disposals	512	318	—	830
Total Costs and Expenses	44,176	11,241	7,641	63,058
NET LOSS	$(20,876)	$(11,241)	$(1,884)	$(34,001)

Statement of Combined Operations for the Year Ended December 31, 2009 (Predecessors)

	Tesoro Logistics LP (As previously reported)	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Tesoro Logistics LP (As currently reported)
REVENUES	(Dollars in thousands)
Affiliate	$19,297	$—	$—	$19,297
Third-party	3,362	—	5,879	9,241
Total Revenues	22,659	—	5,879	28,538
COSTS AND EXPENSES
Operating and maintenance expenses	31,452	5,570	5,240	42,262
Depreciation and amortization expenses	8,820	2,056	1,175	12,051
General and administrative expenses	3,141	496	456	4,093
Loss on asset disposals	1,114	—	9	1,123
Total Costs and Expenses	44,527	8,122	6,880	59,529
NET LOSS	$(21,868)	$(8,122)	$(1,001)	$(30,991)

Combined Consolidated Balance Sheet as of December 31, 2011

	Tesoro Logistics LP (As previously reported)	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Tesoro Logistics LP (As currently reported)
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$18,326	$—	$—	$18,326
Receivables
Trade	542	—	2,827	3,369
Affiliate	11,312	—	805	12,117
Prepayments and other current assets	637	—	141	778
Total Current Assets	30,817	—	3,773	34,590
NET PROPERTY, PLANT AND EQUIPMENT	136,264	37,825	22,058	196,147
OTHER NONCURRENT ASSETS	3,072	—	—	3,072
Total Assets	$170,153	$37,825	$25,831	$233,809

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$5,727	$753	$263	$6,743
Affiliate	2,759	56	46	2,861
Deferred revenue - affiliate	1,775	—	—	1,775
Accrued liabilities	878	1,366	849	3,093
Total Current Liabilities	11,139	2,175	1,158	14,472
OTHER NONCURRENT LIABILITIES	44	2,621	—	2,665
DEBT	50,000	—	—	50,000
EQUITY
Equity of Predecessors	—	33,029	24,673	57,702
Common unitholders - public	309,731	—	—	309,731
Common unitholders - Tesoro	(59,301)	—	—	(59,301)
Subordinated unitholders - Tesoro	(143,048)	—	—	(143,048)
General partner - Tesoro	1,588	—	—	1,588
Total Equity	108,970	33,029	24,673	166,672
Total Liabilities and Equity	$170,153	$37,825	$25,831	$233,809

Combined Balance Sheet as of December 31, 2010

	Tesoro Logistics LP (As previously reported)	Martinez Crude Oil Marine Terminal (Predecessor)	Long Beach Assets (Predecessor)	Tesoro Logistics LP (As currently reported)
	(Dollars in thousands)
ASSETS
CURRENT ASSETS
Receivables
Trade	$233	$—	$1,100	$1,333
Affiliate	3,738	—	—	3,738
Total Current Assets	3,971	—	1,100	5,071
NET PROPERTY, PLANT AND EQUIPMENT	131,490	34,079	21,865	187,434
OTHER NONCURRENT ASSETS	116	—	—	116
Total Assets	$135,577	$34,079	$22,965	$192,621

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Accounts payable
Trade	$1,619	$548	$247	$2,414
Affiliate	299	57	43	399
Accrued liabilities	3,238	1,612	331	5,181
Total Current Liabilities	5,156	2,217	621	7,994
OTHER NONCURRENT LIABILITIES	1,594	3,261	—	4,855
EQUITY OF PREDECESSORS	128,827	28,601	22,344	179,772
Total Liabilities and Equity	$135,577	$34,079	$22,965	$192,621